UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22301

Growth Capital TEI Portfolio, LLC
(Exact name of registrant as specified in charter)

GenSpring Family Offices, LLC	3801 PGA Blvd. Suite 555	Palm Beach Gardens, FL 33410
(Address of principal executive offices)

Suzanne Carlisle
GenSpring Family Offices, LLC
3801 PGA Blvd, Suite 555
Palm Beach Gardens, FL 33410
(Name and address of agent for service)

Registrant’s telephone number, including area code:     561-746-8444

Date of fiscal year end:	March 31, 2011

Date of reporting period:	December 31, 2010

Item 1. Schedule of Investments.

The Portfolio invests substantially all of its assets in the Growth Capital Cayman Portfolio, LDC (the “Offshore Portfolio”), which in turn invests substantially all of its assets in the Growth Capital Master Portfolio, LLC (the “Master Portfolio”), as discussed in the accompanying Notes to Schedule of Investments.  At December 31, 2010, the Portfolio’s investment in the Master Portfolio was $35,263,820, at estimated fair value.  The Schedule of Investments of the Master Portfolio is included herein.

GROWTH CAPITAL TEI PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments
December 31, 2010
(Unaudited)

(1) Organization

Growth Capital TEI Portfolio, LLC (the ‘‘TEI Portfolio’’) is a limited liability company organized under the laws of the State of Delaware on May 1, 2009. The TEI Portfolio is registered with the Securities and Exchange Commission (‘‘SEC’’) as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’). The TEI Portfolio was created primarily to serve as a feeder fund for Growth Capital Cayman Portfolio, LDC (the ‘‘Offshore Portfolio’’) and to provide an investment vehicle for tax-exempt investors which provide tax deferral for their beneficiaries. The Offshore Portfolio, in turn, invests substantially all of its assets in Growth Capital Master Portfolio, LLC (the ‘‘Master Portfolio’’). For convenience, reference to the TEI Portfolio may include the Offshore Portfolio and Master Portfolio, as the context requires.

Under Delaware law and the TEI Portfolio Limited Liability Company Agreement (the ‘‘LLC Agreement’’), each member will be liable for the debts, obligations and liabilities of the TEI Portfolio only to the extent of any contributions to the capital of the TEI Portfolio (plus any accretions in value thereto) and a member, in the sole discretion of the Board (as hereinafter defined), may be obligated to return to the TEI Portfolio amounts distributed to the member in accordance with the LLC Agreement in certain circumstances where after giving effect to the distribution, certain liabilities of the TEI Portfolio exceed the fair market value of the TEI Portfolio’s assets.

The TEI Portfolio’s investment objective is to achieve growth of capital. The TEI Portfolio seeks to achieve its investment objective by investing substantially all of its assets in the Offshore Portfolio, which in turn invests all of its assets in the Master Portfolio, which has the same investment objectives as the Offshore Portfolio and the TEI Portfolio. The Master Portfolio allocates assets by investing in a diversified portfolio of private investment companies, typically referred to as hedge funds, and closed-end investment companies (each an ‘‘Investment Vehicle’’ and collectively ‘‘Investment Vehicles’’), open-end registered investment companies, exchange-traded funds, and segregated managed accounts. The Master Portfolio may also invest directly in equity securities, fixed income securities, mortgage-backed and asset-backed securities, foreign investments and derivatives. On December 31, 2010, the TEI Portfolio owned 82.17% of the Offshore Portfolio’s net assets and 4.75% of the Master Portfolio’s member interests.

The Board of Directors (the ‘‘Board’’) has overall responsibility for the management and supervision of the operations of the TEI Portfolio. Under the supervision of the Board, GenSpring Family Offices, LLC (‘‘GenSpring’’), a Florida limited liability company and majority-owned subsidiary of SunTrust Banks, Inc. (a financial holding company), oversees the management of the day-to-day operations of the TEI Portfolio.

GenSpring is the managing member of, and adviser to, the TEI Portfolio (the ‘‘Managing Member’’ or ‘‘Adviser’’). The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. Under an investment advisory agreement with the TEI Portfolio (the ‘‘Advisory Agreement’’), the Adviser is responsible for developing, implementing, and supervising the TEI Portfolio’s investment program, under the supervision of the Board.

1

GROWTH CAPITAL TEI PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
December 31, 2010
(Unaudited)

Under the TEI Portfolio’s organizational documents and private placement memorandum (‘‘PPM’’), the TEI Portfolio’s officers and directors and the Adviser are indemnified against certain liabilities arising out of the performance of their duties and responsibilities with respect to the TEI Portfolio. In the normal course of business, the TEI Portfolio enters into contracts with service providers, which also provide for indemnifications by the TEI Portfolio for certain liabilities arising out of their duties and responsibilities for the TEI Portfolio. The TEI Portfolio’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the TEI Portfolio. However, based on experience, the TEI Portfolio expects the risk of loss to be remote. In addition, the TEI Portfolio has purchased a Directors and Officers Errors and Omissions insurance policy, which is designed to provide insurance coverage for errors and omissions and other liabilities arising out of the performance of the TEI Portfolio’s officers and directors duties and responsibilities for the TEI Portfolio. The Adviser also has similar insurance coverage for its errors and omissions and other liabilities arising out of its duties and responsibilities for the TEI Portfolio.

(2)  Summary of Significant Accounting Policies and Practices

(a) Basis of Accounting

The accounting and reporting policies of the TEI Portfolio conform with U.S. generally accepted accounting principles (‘‘GAAP’’).

(b) Investment Securities Transactions

The TEI Portfolio records securities transactions on a trade-date basis.

(c) Valuation of Investments

The valuation of the TEI Portfolio’s investments is determined as of the last business day of each month by the Valuation Committee. The valuation procedures of the TEI Portfolio with respect to the valuation of its underlying investments are considered by the Valuation Committee that was established to determine the valuation of the TEI Portfolio’s underlying investments. The TEI Portfolio invests substantially all of its assets in the Offshore Portfolio, which in turn invests substantially all of its assets in the Master Portfolio. The investment of the TEI Portfolio equals its proportionate amount of the total members’ capital of the Offshore Portfolio.

Valuation of the investments held by the Master Portfolio is discussed in the Master Portfolio’s Notes to Schedule of Investments which are included herein.

2

GROWTH CAPITAL TEI PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
December 31, 2010
(Unaudited)

(d) Fair Value Measurements

The TEI Portfolio records its investment in the Offshore Portfolio, which in turn invests substantially all of its assets in the Master Portfolio, at estimated fair value. Investments of the Master Portfolio are recorded at estimated fair value as more fully discussed in the Master Portfolio’s Notes to Schedule of Investments.

(e) Use of Estimates

The preparation of the Schedule of Investments in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets at the date of the Schedule of Investments.  Actual results, including the ultimate amount realized upon the sale of investments valued at estimated fair value, could differ from those estimates, and such differences may be material to the Schedule of Investments.

(3) Investments in Portfolio Securities

As of December 31, 2010, all of the investments made by the TEI Portfolio were in the Master Portfolio (through the Offshore Portfolio).

3

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Schedule of Investments
December 31, 2010
(Unaudited)

					% of
	Acquisition			Fair	Members’
	Date	Cost	Shares	Value	Capital
Investments in Investment Vehicles (86.24% of Members’ Capital)
Credit Strategies (9.48% of Members’ Capital)
Distressed Debt
Cygnus Utilities, Infrastructure & Renewables, LLC	9/1/2010	$5,000,000		$4,947,148	0.67%
Long-Short Credit
Brigade Leveraged Capital Structures Fund, LP	7/1/2009	16,508,856		19,830,499	2.67%
Caspian Capital Partners, L.P., SIV	7/1/2009	1,804,788		1,524,010	0.21%
GSO Special Situations Fund, LP	7/1/2009	6,621,908		8,860,775	1.19%
Litespeed Partners, LP (1)	7/1/2009	18,513,676		24,654,747	3.32%
Mariner Opportunities Fund, L.P.	7/1/2009	2,525,169		2,622,363	0.35%
Total Long-Short Credit				57,492,394
Mortgage Related
Tricadia Distressed and Special Situations Fund, L.P. (1)	7/1/2009	6,603,036		7,927,197	1.07%
Total Credit Strategies				70,366,739

Equity Strategies (39.81% of Members’ Capital)
Long-Short Asia
East of Suez Fund (1)	7/1/2009	12,269,921	399,932	12,781,834	1.72%
Penta Asia Domestic Partners, LP		16,172,769		12,816,630	1.73%
Total Long-Short Asia				25,598,464
Long-Short Emerging
Sansar Capital Special Opportunity Fund, L.P. (1)	7/1/2009	7,073,896		10,938,934	1.47%
Long-Short Global
Orange Capital Domestic I, LP (1)	7/1/2009	18,917,474		23,640,408	3.19%
Long-Short Sector
Algebris Global Financials Fund, LP	7/1/2009	12,741,028		13,333,473	1.80%
Long-Short Non-U.S.
The Alphagen Octanis Fund Limited - Class A	7/1/2009	18,602,437	98,684	19,443,600	2.62%
Long-Short U.S.
Greenlight Capital Qualified, L.P.	7/1/2009	59,835,763		73,638,334	9.93%
P2 Capital Fund, L.P	7/1/2009	1,658,686		2,224,884	0.30%
P2 Capital II Fund, L.P. (2)	7/1/2009	9,162,957		11,884,759	1.60%
Total Long-Short U.S.				87,747,977
Low Net U.S.
Axial Capital Institutional, LP	7/1/2009	56,314,302		44,200,360	5.96%
Halcyon Asset Backed Value Fund, LLC	9/1/2010	20,000,000		21,423,896	2.89%
Marble Arch QP Partners, LP (1)	7/1/2009	12,122,826		17,403,640	2.35%
Soundpost Capital, LP (1)	7/1/2009	12,698,820		12,605,082	1.70%
Spring Point Opportunity Partners, L.P.	7/1/2009	13,315,121		13,608,059	1.83%
Total Low Net U.S.				109,241,037
Low Net Sector
Durban Capital, LP (1)	7/1/2009	5,253,590		5,328,783	0.72%
Total Equity Strategies				295,272,676

Global Trading (10.88% of Members’ Capital)
Energy
BlueGold Global Fund, LP	7/1/2009	19,606,512		22,056,577	2.97%
Global Macro
Abbey Capital Macro Fund (1)	10/1/2009	17,500,000	155,080	17,692,160	2.39%
Managed Futures
ACL Alternative Fund Limited	10/1/2009	37,500,000	146,674	40,953,184	5.52%
Total Global Trading				80,701,921

Multi-Strategy (21.31% of Members’ Capital)
D.E. Shaw Composite Fund L.L.C.	7/1/2009	42,116,119		45,181,691	6.09%
Elliott Associates, L.P.	7/1/2009	68,478,673		79,799,936	10.76%
Skybridge Capital Partners, L.P.	7/1/2009	1,208,288		1,143,579	0.15%
Taconic Opportunity Fund, L.P.	7/1/2009	28,268,775		32,005,965	4.31%
Total Multi-Strategy				158,131,171

See accompanying notes to Schedule of Investments.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Schedule of Investments, continued
December 31, 2010
(Unaudited)

					% of
	Acquisition			Fair	Members’
	Date	Cost	Shares	Value	Capital

Investments in Investment Vehicles (continued)
Special Situations (4.76% of Members’ Capital)
Environmental
Lyrical Calhoun Partners, LP (2)	7/1/2009	$35,437,853		$33,021,268	4.45%
Mortgage Related
Tourmalet Matawin Fund, LP	7/1/2009	796,283		875,084	0.12%
Private Investments
BCC MOI, LP	7/1/2009	245,167		4,053	0.00%
BI Holdings, L.P.	7/1/2009	411,784		437,358	0.06%
Fox & Hound Holdings, LP	7/1/2009	945,585		945,585	0.13%
Total Private Investments				1,386,996
Total Special Situations				35,283,348
Total Investments in Investment Vehicles (Cost $586,232,062)				639,755,855

Investments in Mutual Funds (3.31% of Members’ Capital)
Credit Strategies (1.43% of Members’ Capital)
Long-Short Credit
Iron Strategic Income Fund (3)			896,651	10,589,443	1.43%
Total Credit Strategies				10,589,443
Equity Strategies (1.88% of Members’ Capital)
Fundamental Long Bias
Auer Growth Fund (1)			2,026,670	13,923,224	1.88%
Total Equity Strategies				13,923,224
Total Investments in Mutual Funds (Cost $22,332,832)				24,512,667
Total Investments (89.55% of Members’ Capital) (Cost $608,564,894)				664,268,522
Other Assets in Excess of Liabilities (10.45% of Members’ Capital)				77,455,007
Total Members’ Capital (100%)				$741,723,529

For certain Investment Vehicles for which the Master Portfolio has a capital commitment, the Master Portfolio may allocate its pro-rata share of expenses prior to having to fund a capital call for such expenses. As of December 31, 2010, the Master Portfolio had outstanding capital commitments of $3,000,000.

All securities are non-income producing unless noted otherwise.

Refer to Note 5, Investments in Portfolio Securities, for information regarding the liquidity of the Master Portfolio’s investments.

(1)	Affiliated investments. Refer to Note 5, Investments in Portfolio Securities, for additional information.
(2)	Controlled affiliated investments. Refer to Note 5, Investments in Portfolio Securities, for additional information.
(3)	Income producing security.
SIV	- Structured Investment Vehicle

See accompanying notes to Schedule of Investments.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments
December 31, 2010
(Unaudited)

(1) Organization

Growth Capital Master Portfolio, LLC (the ‘‘Master Portfolio’’) is a limited liability company organized under the laws of the State of Delaware on May 1, 2009. The Master Portfolio is registered with the Securities and Exchange Commission (‘‘SEC’’) as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’). The Master Portfolio is the master fund in a master-feeder structure in which there are currently two feeder funds that are registered with the SEC under the 1940 Act and one feeder fund that is a limited duration company organized under Cayman law (Growth Capital Cayman Portfolio, LDC) and is used for investments in the Master Portfolio made by non-U.S. investors.

Under Delaware law and the Master Portfolio Limited Liability Company Agreement (the ‘‘LLC Agreement’’), each member will be liable for the debts, obligations and liabilities of the Master Portfolio only to the extent of any contributions to the capital of the Master Portfolio (plus any accretions in value thereto) and a member, in the sole discretion of the Board (as hereinafter defined), may be obligated to return to the Master Portfolio amounts distributed to the member in accordance with the LLC Agreement in certain circumstances where after giving effect to the distribution, certain liabilities of the Master Portfolio exceed the fair market value of the Master Portfolio’s assets.

The Master Portfolio’s investment objective is to achieve growth of capital.  The Master Portfolio seeks to achieve its investment objective by allocating assets and investing in a diversified portfolio of private investment companies, typically referred to as hedge funds, and closed-end investment companies (each an “Investment Vehicle” and collectively, “Investment Vehicles”), open-end registered investment companies, exchange-traded funds, and segregated managed accounts.  The Master Portfolio may also invest directly in equity securities, fixed income securities, mortgage-backed and asset-backed securities, foreign investments and derivatives.

The Board of Directors (the ‘‘Board’’) has overall responsibility for the management and supervision of the operations of the Master Portfolio. Under the supervision of the Board, GenSpring Family Offices, LLC (‘‘GenSpring’’), a Florida limited liability company and majority-owned subsidiary of SunTrust Banks, Inc. (a financial holding company), oversees the management of the day-to-day operations of the Master Portfolio.

GenSpring is the managing member of, and adviser to, the Master Portfolio (the ‘‘Managing Member’’ or ‘‘Adviser’’). The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. Under an investment advisory agreement with the Master Portfolio (the ‘‘Advisory Agreement’’), the Adviser is responsible for developing, implementing, and supervising the Master Portfolio’s investment program, under the supervision of the Board.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
December 31, 2010
(Unaudited)

Under the Master Portfolio’s organizational documents, the Master Portfolio’s officers and directors and the Adviser are indemnified against certain liabilities arising out of the performance of their duties and responsibilities with respect to the Master Portfolio. In the normal course of business, the Master Portfolio enters into contracts with service providers, which also provide for indemnifications by the Master Portfolio for certain liabilities arising out of their duties and responsibilities for the Master Portfolio. The Master Portfolio’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Portfolio. However, based on experience, the Managing Member expects the risk of loss to be remote.  In addition, the Master Portfolio has purchased a Directors and Officers Errors and Omissions insurance policy, which is designed to provide insurance coverage for errors and omissions and other liabilities arising out of the performance of the Master Portfolio’s officers and directors duties and responsibilities for the Master Portfolio. The Adviser also has similar insurance coverage for its errors and omissions and other liabilities arising out of its duties and responsibilities for the Master Portfolio.

(2) Summary of Significant Accounting Policies and Practices

(a) Basis of Accounting

The accounting and reporting policies of the Master Portfolio conform with U.S. generally accepted accounting principles (“GAAP”).

(b) Cash Equivalents

The Master Portfolio considers all unpledged temporary cash with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) Investment Securities Transactions

The Master Portfolio records securities transactions on a trade-date basis.

Generally, the investments in Investment Vehicles are recorded whereby the Master Portfolio records the investment at its acquisition cost and adjusts for additional contributions to or withdrawals from the Investment Vehicles.

(d) Valuation of Investments

The valuation of the Master Portfolio’s investments is determined as of the last business day of each month by the Valuation Committee. The valuation procedures of the Master Portfolio with respect to the valuation of its underlying investments are considered by the Valuation Committee that was established to determine the valuation of the Master Portfolio’s underlying investments.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
December 31, 2010
(Unaudited)

Investments held and valued by the Master Portfolio are as follows:

•
Investment Vehicles – Investments in Investment Vehicles are ordinarily carried at estimated fair value based on the Master Portfolio’s ownership interest in the net asset value of the Investment Vehicles as provided to the Master Portfolio by the investment managers or the administrators of such Investment Vehicles. These Investment Vehicles value their underlying investments in accordance with policies as described by such Investment Vehicles in their financial statements and operating agreements. Prior to investing in any Investment Vehicle, the Adviser, as part of the due diligence process, conducts a review of the management and operations of that Investment Vehicle.  Based on this due diligence review of the Investment Vehicles, the Adviser reasonably believes that valuation policies of the Investment Vehicles in which the Master Portfolio invests require that portfolio securities that are publicly traded or traded through the dealer market are valued at their market value, and that all other securities, including privately placed and otherwise illiquid securities, are valued at their estimated fair value.  All of the Master Portfolio’s valuations utilize financial information supplied by each Investment Vehicle and are net of management and estimated performance/incentive fees or allocations payable to the Investment Vehicles’ managers pursuant to the Investment Vehicles’ agreements.

The Adviser will also consider terms and conditions of the Master Portfolio’s agreement with the respective Investment Vehicle and other market considerations that may affect its fair value to determine whether it is appropriate to adjust the reported value to reflect estimated fair value.  Generally, the estimated fair value of the Master Portfolio’s interest in an Investment Vehicle will represent the amount that the Adviser believes it could reasonably expect to receive from an Investment Vehicle if the Master Portfolio’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Adviser believes to be reliable.  Because of the inherent uncertainty of valuation, this estimated fair value may differ from the value that would have been used had a ready market for the investments in Investment Vehicles existed and such differences may be material.

•
Restricted Securities – All of the Master Portfolio’s investments, except investments in open-end registered investment companies and exchange-traded funds, are restricted as to resale.  Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “Securities Act”) or that may be sold only in a privately negotiated transaction or pursuant to an exemption from registration.

Investment Vehicles held by the Master Portfolio and other investments made by the Master Portfolio may utilize various types of investments and investment strategies, including those described below.  The Master Portfolio did not invest directly in these investments during the three months ended December 31, 2010.

•
Securities Listed on a Securities Exchange or Over-the-Counter Exchanges – In general, the Master Portfolio values securities at their last sales price on the date of determination, or if no sale occurred on such date, then at their composite “bid” prices for securities held long, or their composite “ask” price for securities held short. If no such prices are readily available, the securities are valued at fair value as determined in good faith in accordance with procedures approved by the Board.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
December 31, 2010
(Unaudited)

Generally, fixed income and other debt securities are valued using a third-party pricing system, agent, or dealer selected by the Adviser, which may include the use of valuations furnished by a pricing service that employs matrix pricing techniques.  The Board oversees the Adviser’s process for monitoring the reasonableness of valuations provided by any such pricing service.  Debt securities with remaining maturities of 60 days or less will generally be valued at amortized cost, so long as the Board determines that such valuations represent fair value.

•
Short Sales – The Investment Vehicles may engage in short sales (selling securities they do not own) as a part of their normal investment activities.  The Investment Vehicles incur a loss if the price of the security increases between the date of the short sale and the date on which the Investment Vehicle replaces the borrowed security.  The Investment Vehicles realize a gain if the price of the security declines between those dates.  Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Investment Vehicles.

•
Repurchase Agreements – The Investment Vehicles may purchase securities from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price (‘‘Repurchase Agreement’’). A third party custodian bank takes possession of the underlying securities (‘‘collateral’’) of a Repurchase Agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Investment Vehicles have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the Repurchase Agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

•
Reverse Repurchase Agreements – The Investment Vehicles may sell securities to financial institutions, such as banks and broker-dealers, subject to the buyer’s simultaneous agreement to repurchase them at an agreed upon time and price (“Reverse Repurchase Agreement”).  These transactions involve a risk that the other party will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Investment Vehicles.  Reverse Repurchase Agreements also involve the risk that the market value of the portfolio security sold by the Investment Vehicles may decline below the price of the securities the Investment Vehicles are obligated to purchase.

•
Distressed Securities – Certain companies in whose securities the Investment Vehicles may invest could be considered distressed.  These companies may be in transition, out of favor, financially leveraged or troubled, potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation.  The companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within the companies.  A significant portion of the obligations and preferred stock in which the Investment Vehicles may invest may be less than investment grade (commonly referred to as junk bonds), which may result in the Investment Vehicles experiencing greater risks than they would if investing in higher rated instruments, however this also may offer the potential for high returns.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
December 31, 2010
(Unaudited)

•
Options – Options that are listed or quoted on a securities exchange or traded over-the-counter are valued at the mean between the closing bid and ask prices for such options on the date of determination, or if no such prices were quoted on such date, the mean between the bid and ask prices on the most immediate prior date on which such prices were quoted. Securities which are not so listed or quoted are valued at their last closing bid prices if held long and at their last closing ask prices if held short.

•
Securities Lending – The Investment Vehicles may lend their securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions.  The Investment Vehicles are entitled to payments in amounts equal to the interest, dividends, or other distributions payable in respect of the loaned securities, which affords the Investment Vehicles an opportunity to earn interest on the amount of the loan and on the loaned securities’ collateral. In connection with any such transaction, the Investment Vehicles receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit that will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.  Risks associated with lending securities include, but are not limited to, loan default, devaluation of collateral and insufficient earnings from the collateral to cover expenses associated with the loan.

(e) Derivative Instruments and Hedging Activities

The Master Portfolio may purchase or sell options and enter into swap agreements as part of a strategy to create investment exposure consistent with the Master Portfolio’s investment objectives.  As of December 31, 2010, the Master Portfolio had no direct derivative holdings.

(f) Foreign Currency Translation

The books and records of the Master Portfolio are maintained in U.S. dollars.  Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, other assets and liabilities at the rate of exchange as of the reporting date; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.  As of December 31, 2010, the Master Portfolio had no foreign currency holdings.

(g) Use of Estimates

The preparation of the Schedule of Investments in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets at the date of the Schedule of Investments.  Actual results, including the ultimate amount realized upon the sale of investments valued at estimated fair value, could differ from those estimates, and such differences may be material to the Schedule of Investments.

(h) Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (‘‘FASB’’) issued Accounting Standards Update 2010-06 to Accounting Standards Codification (‘‘ASC’’) 820-10, ‘‘Fair Value Measurements and Disclosures — Overall’’ (‘‘ASU 2010-06’’). ASU 2010-06 requires the disclosure of input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. (Refer to Note 3, Fair Value Measurements, below.) In addition, transfers between all levels must be disclosed, including the reasons for the transfers. Purchases, sales, issuances, and settlements in the Level 3 rollforward must be disclosed on a gross basis. The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, while disclosures about purchases, sales, issuances, and settlements in the Level 3 rollforward of activity is effective for interim and fiscal periods beginning after December 15, 2010. The Master Portfolio has adopted a policy of recognizing significant transfers between Levels at reporting period end. As of December 31, 2010, there were no significant transfers between Levels 1 and 2 from the valuation input levels used on March 31, 2010.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
December 31, 2010
(Unaudited)

(3) Fair Value Measurements

The inputs used to determine the fair value of the Master Portfolio’s investments are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical assets.

• Level 2 –	fair value of investments in Investment Vehicles that have the ability to redeem at net asset value as of the measurement date, or within ninety days of the measurement date.

• Level 3 –	fair value of investments in Investment Vehicles that do not have the ability to redeem at net asset value within ninety days of the measurement date.

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

When determining the fair value of the Master Portfolio’s investments, additional consideration is given to those assets or liabilities that have experienced a decrease in volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
December 31, 2010
(Unaudited)

The following is a summary categorization as of December 31, 2010, of the Master Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:

	Level 1	Level 2	Level 3
	Investment	Investment	Investment	Total
	Securities	Vehicles	Vehicles	Investments
Investments
Credit Strategies
Distressed Debt	$-	$4,947,148	$-	$4,947,148
Long-Short Credit	10,589,443	19,830,499	37,661,895	68,081,837
Mortgage Related	-	-	7,927,197	7,927,197
Equity Strategies
Fundamental Long Bias	13,923,224	-	-	13,923,224
Long-Short Asia	-	25,598,464	-	25,598,464
Long-Short Emerging	-	10,938,934	-	10,938,934
Long-Short Global	-	23,640,408	-	23,640,408
Long-Short Sector	-	13,333,473	-	13,333,473
Long-Short Non-U.S.	-	-	19,443,600	19,443,600
Long-Short U.S.	-	-	87,747,977	87,747,977
Low Net U.S.	-	26,213,141	83,027,896	109,241,037
Low Net Sector	-	5,328,783	-	5,328,783
Global Trading
Energy	-	-	22,056,577	22,056,577
Global Macro	-	17,692,160	-	17,692,160
Managed Futures	-	40,953,184	-	40,953,184
Multi-Strategy
Multi-Strategy	-	79,799,936	78,331,235	158,131,171
Special Situations
Environmental	-	-	33,021,268	33,021,268
Mortgage Related	-	-	875,084	875,084
Private Investments	-	4,053	1,382,943	1,386,996
Total Investments	$24,512,667	$268,280,183	$371,475,672	$664,268,522

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that some of the underlying investments held by the Investment Vehicles included in Level 3, if owned directly by the Master Portfolio, might be classified as Level 1 investments.

For each Level 3 investment, some or all of the following may have been used to determine fair value:  market conditions, liquidity, and security type. For investments in private investment companies and direct private investments, additional data regarding the operations and financial conditions of the investment, including monthly financial reports, are considered.  In the case of investments having lock-ups or suspension of withdrawal rights under certain circumstances, additional consideration is given to these restrictions in the determination of fair value.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
December 31, 2010
(Unaudited)

The following is a reconciliation of Level 3 investments based on the inputs used to determine fair value:

	Investment Vehicles

					Change in
	Balance as of	Net			Unrealized	Balance as of
	March 31,	Purchases	Transfers	Net Realized	Appreciation/	December 31,
	2010	(Sales)	In/Out	Gains (Losses)	Depreciation	2010
Investment Vehicles
Credit Strategies
Long-Short Credit	$41,082,670	$(9,699,412)	$2,447,522	$1,805,157	$2,025,958	$37,661,895
Mortgage Related	13,535,883	(6,392,883)	-	1,029,777	(245,580)	7,927,197
Equity Strategies
Long-Short Global	21,254,836	-	(23,640,408)	-	2,385,572	-
Long-Short Sector	23,676,315	(10,659,477)	(13,333,473)	926,571	(609,936)	-
Long-Short Non-U.S.	18,811,955	-	-	-	631,645	19,443,600
Long-Short U.S.	21,612,413	(7,726,424)	65,121,266	1,966,253	6,774,469	87,747,977
Low Net U.S.	87,883,408	10,000,000	(12,605,082)	(1,128,341)	(1,122,089)	83,027,896
Low Net Sector	5,363,101	-	(5,328,783)	-	(34,318)	-
Global Trading
Energy	19,732,388	-	-	-	2,324,189	22,056,577
Multi-Strategy
Multi-Strategy	74,343,516	3,332,265	-	76,868	578,586	78,331,235
Special Situations
Environmental	34,789,331	-	-	-	(1,768,063)	33,021,268
Mortgage Related	1,087,370	(250,000)	-	29,055	8,659	875,084
Private Investments	1,824,539	(336,800)	(4,053)	(88,623)	(12,120)	1,382,943
Reinsurance	30,689,379	(28,602,238)	-	2,071,980	(4,159,121)	-
Total Investment Vehicles	$395,687,104	$(50,334,969)	$12,656,989	$6,688,697	$6,777,851	$371,475,672

The change in unrealized appreciation/depreciation from Level 3 investments held at December 31, 2010 is $10,630,770.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
December 31, 2010
(Unaudited)

The Master Portfolio is permitted to measure the fair value of alternative investment entities that do not have a readily determinable fair value, based on the net asset value per share (the “NAV”), or its equivalent such as ownership interest in partners’ capital or members’ capital of the investment as of the reporting date as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Portfolio as of the valuation date. In using the NAV as a practical expedient, certain attributes of the investment that may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date, any unfunded commitments, and the investment strategies of the investees. The Master Portfolio has invested in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as a practical expedient. A listing of such investments held by the Master Portfolio and their attributes as of December 31, 2010, are shown in the table below.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
December 31, 2010
(Unaudited)

			Unfunded			Notice
	Investment	Fair Value	Commitments	Remaining	Redemption	Period	Redemption
Investment Category	Strategy	(in 000’s)	(in 000’s)	Life	Frequency *	(in Days) *	Restrictions and Terms *
Credit Strategies(a)	Long and short positions in fixed income and other debt securities of both U.S. and non-U.S. issuers.	$70,367	$-	N/A	Quarterly - Annual	45-90 days	0 - 1 year; 5% - 25% limits on soft locks
Equity Strategies(b)	Long and short positions in common stocks, preferred stocks and convertible securities issued by U.S. companies.	295,273	-	N/A	Monthly - Annual	30 -90 days	0 - 1 year; 3 year rolling lock; up to 5% redemption fee
Global Trading(c)	Publicly traded equity securities issued by non-U.S. companies.	80,702	-	N/A	Daily - Monthly	3-90 days	0 - 2 years
Multi-Strategy(d)	Seek to deliver consistently positive returns, regardless of the directional movement of markets, through the use of multiple strategies to smooth returns and reduce volatility.	158,131	-	N/A	Quarterly - Semi-Annual	45-90 days	0 - 3 years; maximum withdrawal per quarter up to 6.25%
Special Situations(e)(f)	Seek to profit from changes in the prices of securities of companies facing major corporate events, such as mergers, acquisitions, restructurings, spin-offs and significant litigation.	35,283	3,000	N/A	Quarterly -Annual	70-90 days	0 - 5 years; approximately 3% is illiquid
		$639,756	$3,000

* The information summarized in the table above represents the general terms for the specified asset class.  Individual Investment Vehicles may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. Certain Investment Vehicles may impose further restrictions on redemptions, commonly referred to as gates and lock-up periods.  These restrictions may cause the Investment Vehicle to become less liquid, i.e. moving from a 60 day or less redemption period to greater than 60 days.

For each of the categories below (except where noted), the fair value of the Investment Vehicles has been estimated using the net asset value of the Investment Vehicles.

(a) This category includes Investment Vehicles that invest primarily in fixed income securities including bonds, notes and debentures issued by U.S. and non-U.S. corporations, debt securities, municipal securities, mortgage-backed securities and asset-backed securities.

(b) This category includes Investment Vehicles that invest primarily in publicly-traded equity securities issued by U.S. companies.  These securities will typically trade on one of the major U.S. stock exchanges.  Investment Vehicles in this category may include long/short funds.

(c) This category includes Investment Vehicles that invest primarily in publicly-traded equity securities issued by foreign companies or securities issued on U.S. stock exchanges that represent ownership of a foreign corporation.  Investment Vehicles in this category may include long/short funds.

(d)  This category includes Investment Vehicles that invest across a range of strategies including but not limited to relative value strategies, merger arbitrage, high yield/distressed securities and other special situations.

(e) This category includes Investment Vehicles that typically include investments in common and preferred equities and various types of debt (often based on the probability that a particular event will occur). These may include merger or risk arbitrage investments (securities of companies that announce acquisition offers) and distressed or Special Situations investments (securities of companies that are experiencing difficult business situations).  This category may also include Investment Vehicles invested in certain non-security financial assets.

(f) This category includes a security that was fair valued as of December 31, 2010 at a discount from the NAV as reported by the Investment Vehicle.  The following security was discounted based on methods approved by the Valuation Committee:  BCC MOI, LP discounted value of $4,053 representing less than 0.001% of total Members’ Capital.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
December 31, 2010
(Unaudited)

(4) Investments in Portfolio Securities

(a) Investment Activity

The cost of the Master Portfolio’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Portfolio from such investments. The allocated taxable income is generally reported to the Master Portfolio by its underlying investments on Schedule K-1, Forms 1099 or PFIC statements. The underlying investments generally do not provide the Master Portfolio with tax reporting information until well after year end and as a result, the Master Portfolio is unable to calculate the year end tax cost of its investments until after year end, when the Master Portfolio tax return is complete. The Master Portfolio’s book cost of investments as of December 31, 2010 was $608,564,894, resulting in accumulated net unrealized appreciation of $55,703,628 consisting of $74,323,485 in gross unrealized appreciation and $18,619,857 in gross unrealized depreciation.

(b) Investment Vehicle Liquidity

The Investment Vehicles in which the Master Portfolio invests are generally illiquid (except for registered closed-end and open-end investment companies and exchange-traded funds). The Master Portfolio may make investments in, or withdraw from, the Investment Vehicles only at certain times specified in the governing documents of the Investment Vehicles. In addition, the Investment Vehicles may impose certain restrictions on withdraws, such as lock-ups, gates, or suspension of withdrawal rights under certain circumstances, during which time the Master Portfolio may not withdraw all or part of its interest in an Investment Vehicle, or may withdraw only by paying a penalty (early redemption fee). If adverse market conditions were to develop during any period in which the Master Portfolio is unable to sell Investment Vehicle interests, the Master Portfolio might obtain a less favorable price than that which prevailed when it decided to buy or sell.

The Investment Vehicles in which the Master Portfolio invests generally are thinly traded and have a greater amount of both market and liquidity risk than many other investment instruments.  These investments trade in a limited market and may not be able to be immediately liquidated if needed.  Value assigned to these investments may differ significantly from the values that would have been used had a broader market for the investments existed. In addition, changes in the market value of securities underlying the Investment Vehicles may result in amounts that are in excess of or less than the amounts recognized on the Schedule of Investments.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
December 31, 2010
(Unaudited)

The Master Portfolio’s investments in Investment Vehicles are categorized in three levels of liquidity, as determined by the Adviser. The categories and percent of total investments in each are as follows at December 31, 2010:

Liquidity Categories	Investments	Category Definition

Category 1 Funds	78.34%	Investment Vehicles that have at least quarterly withdrawal
		rights and a lock up period of less than two years.

Category 2 Funds	10.42%	Investment Vehicles that have at least quarterly withdrawal rights
		after a maximum two-year lock up period.

Category 3 Funds	7.55%	Investment Vehicles that (i) have at least annual withdrawal rights
		after a lock up period of greater than two years or (ii) do not
		meet this definition or the definition of Categories 1 or 2.
	96.31%

Investments in mutual funds, which are considered liquid, represent the remaining 3.69% of the total investments.

Some of the Investment Vehicles may hold a portion of their assets in “side pockets,” which are sub-funds within the Investment Vehicles that have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Investment Vehicles may provide.  Should the Master Portfolio seek to liquidate its investment in an Investment Vehicle that maintains these side pockets, the Master Portfolio might not be able to fully liquidate its investment without delay, which could be considerable.  In such cases, until the Master Portfolio is permitted to fully liquidate its interest in the Investment Vehicle, the value of its investment could fluctuate based on adjustments to the fair value of the side pocket as determined by the Investment Vehicle’s investment manager.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
December 31, 2010
(Unaudited)

(c) Affiliated Investment Vehicles

At December 31, 2010, the Master Portfolio’s investments in certain Investment Vehicles were deemed to be affiliated persons for purposes of Section 2(a)(3) of the 1940 Act, primarily because the Master Portfolio owns more than 5% of the Investment Vehicle’s outstanding shares or capital. A listing of these affiliated Investment Vehicles (including activity for the nine months ended December 31, 2010) is shown below:

			For the Period April 1, 2010 through December 31, 2010

					Change in	Realized
	Shares	Fair Value	Cost of	Cost of	Appreciation/	Gain/(Loss) on	Fair Value
Investment Vehicles	12/31/2010	3/31/2010	Purchases	Sales	(Depreciation)	Investments	12/31/2010

Abbey Capital Macro Fund	155,080	$17,572,657	$-	$-	$119,503	$-	$17,692,160
Auer Growth Fund	2,026,670	8,177,778	10,000,000	5,000,000	1,655,390	(909,944)	13,923,224
Durban Capital, LP		5,363,101	-	-	(34,318)	-	5,328,783
East of Suez Fund	399,932	12,317,913	-	-	463,921	-	12,781,834
Litespeed Partners, LP		22,278,021	-	-	2,376,726	-	24,654,747
Lyrical Calhoun Partners, LP*		34,789,331	-	-	(1,768,063)	-	33,021,268
Marble Arch QP Partners, LP		16,621,932	-	-	781,708	-	17,403,640
Orange Capital Domestic I, LP		21,254,836	-	-	2,385,572	-	23,640,408
P2 Capital II Fund, L.P.*		11,878,920	-	-	5,839	-	11,884,759
Sansar Capital Special Opportunity Fund, L.P.		10,516,010	628	-	422,296	-	10,938,934
Soundpost Capital, LP		25,197,557	-	10,000,000	(1,464,134)	(1,128,341)	12,605,082
Tricadia Distressed and Special Situations Fund, L.P.		13,535,883	2,719,598	9,112,481	(245,580)	1,029,777	7,927,197
		$199,503,939	$12,720,226	$24,112,481	$4,698,860	$(1,008,508)	$191,802,036

*
Company deemed to be "controlled" by the Master Portfolio, as defined in Section 2(a)(9) of the 1940 Act. Ownership by the Master Portfolio exceeds 25% of the Investment Vehicle’s outstanding shares or value.

Item 2. Controls and Procedures.

(a)           The registrant’s President and Treasurer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Growth Capital TEI Portfolio, LLC

By (Signature and Title)	/s/ Martin R. Dean
Martin R. Dean, Treasurer

Date	February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maria Elena Lagomasino
Maria Elena Lagomasino, President

Date	February 28, 2011

By (Signature and Title)	/s/ Martin R. Dean
Martin R. Dean, Treasurer

Date	February 28, 2011